Other Long-Term Assets (Details) - Schedule of other long-term assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other long-term assets [Abstract]
Deferred tax assets	$ 3,122	$ 1,870
Long-term unbilled receivables	1,642	772
Rent deposits	2,077	2,132
Other	447	490
Total other long term assets	$ 7,288	$ 5,264